Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Line Items]
Unrecognized compensation costs (in Dollars)	$ 3,850
Recognized over a weighted-average period	2 years 9 months 25 days
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares	49,893,452	44,740,618
Number of outstanding options not yet vested	5,000,941
Unrecognized compensation costs (in Dollars)	$ 3,019
Recognized over a weighted-average period	2 years 10 months 6 days
Options granted	397,628
Weighted-average fair value of options (in Dollars per share)	$ 1.66
Total intrinsic value (in Dollars)	$ 3,539
Stock Options [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
Options granted	397,628
RSU’s [Member]
Stock-Based Compensation [Line Items]
Recognized over a weighted-average period	2 years 4 months 28 days
Unrecognized compensation cost related to unvested RSUs (in Dollars)	$ 17,995
RSU's granted	4,335,811
RSU’s [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
RSU's granted	688,929